RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - Other related parties - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Business services revenues	$ 62	$ 133	$ 141	$ 287
Accounts and other receivable, net	133		133		$ 138
Amounts payable and other	552		552		549
Non-recourse borrowings in subsidiaries of the partnership	56		56		56
Tax receivable	$ 345		$ 345		$ 326